Interest expense and similar charges (Tables)	12 Months Ended
Dec. 31, 2021
The breakdown of the main items of interest and similar charges accrued in 2021, 2020 and 2019 is as follows

The breakdown of the main items of interest and similar charges accrued in 2021, 2020 and 2019 is as follows:

Thousand of reais	2021	2020	2019

Credit institutions deposits	4,712,388	4,327,276	4,866,357
Customer deposits	13,187,967	7,504,276	14,965,958
Marketable debt securities and subordinated liabilities:
Marketable debt securities (note 18)	4,536,849	2,785,942	5,138,306
Debt Instruments Eligible to Compose Capital (note 19)	955,199	909,393	503,541
Pension Plans	248,312	301,389	342,068
Other interest (1)	3,028,127	2,503,953	2,703,723
Total	26,668,842	18,332,228	28,519,953

(1)	It is mainly composed of Expenses with Interest on Repo Agreements